S-K 1602(a)(3) Forepart, Sponsor Compensation - AEI Capital SPAC Venture II LLC [Member] - USD ($)	Sep. 17, 2026	Aug. 06, 2021
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 900,000
Founder Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		2,875,000
Price Paid or to be Paid for Securities, Total Amount		$ 25,000
Price Paid or to be Paid for Securities, Per Share		$ 0.01
Public Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share	$ 10.03
Placement Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	263,030
Price Paid or to be Paid for Securities, Total Amount	$ 2,630,300
Over Allotment Option [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	284,780
Price Paid or to be Paid for Securities, Total Amount	$ 2,847,800
Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share	$ 10.00
Class B Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,875,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Private Placement Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	284,780
Price Paid or to be Paid for Securities, Total Amount	$ 2,847,800
Working Capital Loans [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 3,000,000